Related parties (Schedule of Controlling Interests) (Details) - shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares issued	51,247,287	55,327,520
Percentage of voting equity interests acquired	100.00%
James F. Park [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	8,817,251
Percentage of voting equity interests acquired	17.21%
Renaissance Technologies LLC
Disclosure of classes of share capital [line items]
Number of shares issued	3,176,376
Percentage of voting equity interests acquired	6.20%
Socoservin Overseas SPF S..r.l.
Disclosure of classes of share capital [line items]
Number of shares issued	2,889,315
Percentage of voting equity interests acquired	5.64%
Cobas Asset Management, SGIIC, SA
Disclosure of classes of share capital [line items]
Number of shares issued	2,490,017
Percentage of voting equity interests acquired	4.86%
Other shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares issued	33,874,328
Percentage of voting equity interests acquired	66.09%